CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICITS) EQUITY In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Series A convertible redeemable preferred shares CNY	Series B convertible redeemable preferred shares CNY	Series C convertible redeemable preferred shares CNY	CEO and Chairman CNY	Common shares CNY	Additional paid-in capital CNY	Additional paid-in capital Series A convertible redeemable preferred shares CNY	Additional paid-in capital Series B convertible redeemable preferred shares CNY	Additional paid-in capital Series C convertible redeemable preferred shares CNY	Additional paid-in capital CEO and Chairman CNY	Statutory reserves CNY	Accumulated deficits CNY	Accumulated deficits Series A convertible redeemable preferred shares CNY	Accumulated deficits Series B convertible redeemable preferred shares CNY	Accumulated deficits Series C convertible redeemable preferred shares CNY	Accumulated other comprehensive loss CNY	Class A common shares CNY	Class B common shares CNY	Class B common shares Series A convertible redeemable preferred shares CNY	Class B common shares Series B convertible redeemable preferred shares CNY	Class B common shares Series C convertible redeemable preferred shares CNY
Balance at Dec. 31, 2010		(2,351,505)					32							(2,350,448)				(1,089)
Balance (in shares) at Dec. 31, 2010							466,630,266
Increase (decrease) in shareholders' (deficits) equity
Issuance of common shares		328,132					3	328,129
Issuance of common shares (in shares)							51,140,432
Issuance of common shares for exercised share options		11,701
Exercise of warrant by an independent institutional investor		160,837					2	160,835
Exercise of warrant by an independent institutional investor (in shares)							25,570,216
Share-based compensation-share options		2,219						2,219
Share based compensation-restricted shares		57,805				14,143		57,805				14,143
Share based compensation-restricted share units		9,644						9,644
Share-based compensation-warrants to NeoTasks founders		3,359						3,359
Transferred from matured liability award for NeoTasks founders		57,692						57,692
Reclassification of liability-classified share-based awards into equity-classified awards for warrants to NeoTasks founders		57,602						57,602
Reclassification of liability-classified share-based awards into equity-classified awards for share options		116,328						116,328
(Accretion) decretion of convertible redeemable preferred shares to their redemption value			(88,261)	(64,102)	(71,300)				(88,261)	(64,102)	(71,300)
Appropriations to statutory reserves		0
Components of comprehensive income (loss)
Net (loss) income		(83,156)												(83,156)
Foreign currency translation adjustment, net of nil tax		(11,130)																(11,130)
Balance at Dec. 31, 2011		(1,861,693)					37	584,093						(2,433,604)				(12,219)		37
Balance (in shares) at Dec. 31, 2011							543,340,914													543,340,914
Increase (decrease) in shareholders' (deficits) equity
Issuance of common shares		515,720						515,709											11
Issuance of common shares (in shares)																			179,400,000
Issuance of common shares for vested restricted shares and restricted share units (in shares)																				5,068,000
Share-based compensation-share options		(89)						(89)
Share based compensation-restricted shares		36,371				9,624		36,371				9,624
Share based compensation-restricted share units		54,445						54,445
Transferred from convertible redeemable preferred shares upon the completion of the initial public offering			449,496	337,116	400,447				449,487	337,110	400,439										9	6	8
Transferred from convertible redeemable preferred shares upon the completion of the initial public offering (in shares)																					136,100,930	102,073,860	121,249,520
(Accretion) decretion of convertible redeemable preferred shares to their redemption value			485,517	366,785	441,573				125,813	64,102	71,300				359,704	302,683	370,273
Appropriations to statutory reserves		0
Components of comprehensive income (loss)
Net (loss) income		89,177												89,177
Foreign currency translation adjustment, net of nil tax		(1,204)																(1,204)
Balance at Dec. 31, 2012		1,323,285						2,648,404						(1,311,767)				(13,423)	11	60
Balance (in shares) at Dec. 31, 2012																			179,400,000	907,833,224
Increase (decrease) in shareholders' (deficits) equity
Issuance of common shares for exercised share options		115						115
Issuance of common shares for exercised share options (in shares)																			4,648,420
Issuance of common shares for vested restricted shares and restricted share units								(1)											1
Issuance of common shares for vested restricted shares and restricted share units (in shares)																			16,608,480
Class B common shares converted to Class A common shares																			26	(26)
Class B common shares converted to Class A common shares (in shares)																			422,001,838	(422,001,838)
Share-based compensation-share options		14,004						14,004
Share based compensation-restricted shares		7,300						7,300
Share based compensation-restricted share units		95,792						95,792
Appropriations to statutory reserves		40,657											40,657	(40,657)
Components of comprehensive income (loss)
Net (loss) income	78,917	477,727												477,727
Foreign currency translation adjustment, net of nil tax		(31,014)																(31,014)
Balance at Dec. 31, 2013	$ 311,745	1,887,209						2,765,614					40,657	(874,697)				(44,437)	38	34
Balance (in shares) at Dec. 31, 2013																			622,658,738	485,831,386